UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2010

Item 1. Schedule of Investments.

GOLDMAN SACHS CONCENTRATED INTERNATIONAL EQUITY FUND
Schedule of Investments
January 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 89.4%
Denmark — 1.7%
56,466	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	$3,820,512

Finland — 3.7%
474,658	Nokia Oyj (Technology Hardware & Equipment)	6,513,303
61,395	Nokian Renkaat Oyj (Automobiles & Components)(a)	1,484,353

		7,997,656

France — 3.8%
35,631	Alstom SA (Capital Goods)	2,379,082
128,414	AXA SA (Insurance)	2,644,151
58,224	Societe Generale (Banks)	3,368,679

		8,391,912

Germany — 4.7%
79,750	Bayer AG (Pharmaceuticals, Biotechnology & Life Sciences)	5,450,922
96,077	Henkel AG & Co. KGaA Preference Shares (Household & Personal Products)	4,899,437

		10,350,359

Hong Kong — 2.5%
424,500	Kerry Properties Ltd. (Real Estate)	1,877,691
272,000	Sun Hung Kai Properties Ltd. (Real Estate)	3,481,242

		5,358,933

Ireland — 1.8%
130,269	Kerry Group PLC Class A (Food, Beverage & Tobacco)	3,865,973

Italy — 4.4%
328,488	Mediobanca SpA (Diversified Financials)*	3,590,123
582,077	Snam Rete Gas SpA (Utilities)	2,738,961
1,198,435	UniCredit SpA (Banks)*	3,304,815

		9,633,899

Japan — 20.8%
319,000	Daiwa Securities Group, Inc. (Diversified Financials)	1,595,237
41,900	East Japan Railway Co. (Transportation)	2,813,077
109,200	FUJIFILM Holdings Corp. (Technology Hardware & Equipment)	3,497,527
121,000	Kirin Holdings Co. Ltd. (Food, Beverage & Tobacco)	1,844,416
183,500	Komatsu Ltd. (Capital Goods)	3,692,522
1,698,000	Mazda Motor Corp. (Automobiles & Components)*	4,606,242
212,100	Mitsubishi Corp. (Capital Goods)	5,128,838
198,000	Mitsubishi Estate Co. Ltd. (Real Estate)	3,205,487
251,000	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals, Biotechnology & Life Sciences)	3,555,755
296,700	Mitsubishi UFJ Financial Group, Inc. (Banks)	1,526,839
13,900	Nintendo Co. Ltd. (Software & Services)	3,875,352
352,100	Panasonic Corp. (Consumer Durables & Apparel)	5,501,327

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
48,300	Shin-Etsu Chemical Co. Ltd. (Materials)	$2,526,103
65,600	Sumitomo Mitsui Financial Group, Inc. (Banks)	2,117,379

		45,486,101

Luxembourg — 1.6%
159,287	SES SA FDR (Media)	3,493,862

Netherlands — 2.7%
361,291	Koninklijke KPN NV (Telecommunication Services)	5,982,443

Singapore — 0.6%
289,000	Wilmar International Ltd. (Food, Beverage & Tobacco)	1,348,281

Sweden — 0.9%
229,297	Swedbank AB Class A (Banks)*	1,972,972

Switzerland — 12.0%
1,363	Lindt & Spruengli AG (Food, Beverage & Tobacco)	2,938,974
62,130	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	3,324,881
42,109	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	7,064,668
17,405	Syngenta AG (Registered) (Materials)	4,454,079
21,235	Synthes, Inc. (Health Care Equipment & Services)	2,703,232
450,250	UBS AG (Registered) (Diversified Financials)*	5,872,157

		26,357,991

United Kingdom — 28.2%
703,500	Barclays PLC (Banks)	3,006,766
296,898	BG Group PLC (Energy)	5,458,115
901,000	BP PLC (Energy)(b)	8,406,369
730,613	HSBC Holdings PLC (Banks)	7,821,625
642,818	Invensys PLC (Capital Goods)	3,143,384
474,756	John Wood Group PLC (Energy)	2,563,869
637,709	Reed Elsevier PLC (Media)	5,076,095
116,791	Rio Tinto PLC (Materials)	5,695,329
112,048	Schroders PLC (Diversified Financials)	2,214,330
207,510	Smiths Group PLC (Capital Goods)	3,293,691
157,033	SOCO International PLC (Energy)*	3,604,195
673,191	Standard Life PLC (Insurance)	2,094,852
596,952	Tesco PLC (Food & Staples Retailing)	4,040,069
2,480,199	Vodafone Group PLC (Telecommunication Services)	5,298,721

		61,717,410

TOTAL COMMON STOCKS		$195,778,304

GOLDMAN SACHS CONCENTRATED INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)

Shares	Description	Value
Exchange Traded Fund(a) — 5.0%
Australia — 5.0%
522,872	iShares MSCI Australia Index Fund	$11,032,599

Shares	Rate	Value
Short-term Investment(c) — 5.8%
JPMorgan U.S. Government Money Market Fund — Capital Shares
12,711,745	0.043%	$12,711,745

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$219,522,648

Securities Lending Reinvestment Vehicle(c)(d) — 5.9%
Boston Global Investment Trust — Enhanced Portfolio
12,857,284	0.139%	$12,844,426

TOTAL INVESTMENTS — 106.1%		$232,367,074

LIABILITIES IN EXCESS OF OTHER ASSETS — (6.1)%		(13,422,067)

NET ASSETS — 100.0%		$218,945,007

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.
(c) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2010.
(d) Represents an affiliated issuer.

Investment Abbreviation:
FDR	— Fiduciary Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS CONCENTRATED INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At January 31, 2010, the following futures contracts were open:

	Number of
	Contracts	Expiration		Unrealized
Type	Long	Date	Value	Loss

SPI 200 Index	61	March 2010	$6,132,969	$(189,365)

TAX INFORMATION — At January 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$226,263,273

Gross unrealized gain	15,540,365
Gross unrealized loss	(9,436,564)

Net unrealized security gain	$6,103,801

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND
Schedule of Investments
January 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 88.8%
Australia — 5.3%
54,957	Ansell Ltd. (Health Care Equipment & Services)	$498,530
167,924	Centennial Coal Co. Ltd. (Energy)	539,148
63,013	Computershare Ltd. (Software & Services)	645,196
385,714	DUET Group (Utilities)	614,358
207,438	Iluka Resources Ltd. (Materials)*	601,693
90,779	Iress Market Technology Ltd. (Software & Services)	625,356
1,096,801	Macquarie CountryWide Trust (REIT)	542,725
340,917	Mount Gibson Iron Ltd. (Materials)*	417,849
161,658	Myer Holdings Ltd. (Retailing)*	457,634
23,125	Perpetual Ltd. (Diversified Financials)(a)	711,551

		5,654,040

Austria — 2.4%
16,176	Andritz AG (Capital Goods)	903,454
36,941	RHI AG (Materials)*	1,007,815
13,018	Schoeller-Bleckmann Oilfield Equipment AG (Energy)	681,047

		2,592,316

Belgium — 1.1%
19,054	EVS Broadcast Equipment SA (Technology Hardware & Equipment)	1,226,902

Bermuda — 0.7%
143,486	Hiscox Ltd. (Insurance)	781,897

China — 2.1%
690,000	China Shanshui Cement Group Ltd. Class H (Materials)	400,902
242,000	China Yurun Food Group Ltd. Class H (Food, Beverage & Tobacco)	678,103
10,900	CNinsure, Inc. ADR (Insurance)(a)	202,849
336,000	Golden Eagle Retail Group Ltd. Class H (Retailing)	600,889
678,000	Shui On Land Ltd. Class H (Real Estate)	320,243

		2,202,986

Finland — 1.0%
43,368	Nokian Renkaat Oyj (Automobiles & Components)(a)	1,048,512

France — 5.7%
22,814	Atos Origin SA (Software & Services)*	1,061,021
21,691	Gemalto NV (Technology Hardware & Equipment)*	861,110
49,217	Ingenico SA (Technology Hardware & Equipment)	1,164,942
16,006	Publicis Groupe SA (Media)	658,460
18,524	Saft Groupe SA (Capital Goods)	794,345
13,906	SEB SA (Consumer Durables & Apparel)	902,940
20,562	SeLoger.com (Media)*	716,691

		6,159,509

Germany — 6.6%
28,059	Adidas AG (Consumer Durables & Apparel)	1,430,160
43,060	Deutsche Lufthansa AG (Registered) (Transportation)	690,592

Shares	Description	Value
Common Stocks — (continued)
Germany — (continued)
42,928	Dialog Semiconductor PLC (Semiconductors & Semiconductor Equipment)*	$599,829
14,911	HeidelbergCement AG (Materials)	900,480
22,448	MTU Aero Engines Holding AG (Capital Goods)	1,161,325
4,485	Rational AG (Consumer Durables & Apparel)	732,128
7,200	Salzgitter AG (Materials)	637,159
55,094	Tognum AG (Capital Goods)	959,666

		7,111,339

Greece — 1.9%
41,200	Alpha Bank AE (Banks)*	395,444
84,390	Hellenic Exchanges SA (Diversified Financials)	898,279
71,570	Jumbo SA (Retailing)	751,384

		2,045,107

Hong Kong — 0.5%
517,000	Belle International Holdings Ltd. (Retailing)	584,080

Ireland — 1.2%
43,834	Kerry Group PLC Class A (Food, Beverage & Tobacco)	1,300,855

Italy — 3.3%
82,669	Azimut Holding SpA (Diversified Financials)	1,016,089
143,786	Banca Popolare Di Milano Scarl (Banks)	933,463
106,530	Davide Campari-Milano SpA (Food, Beverage & Tobacco)	1,066,141
123,643	Snam Rete Gas SpA (Utilities)	581,801

		3,597,494

Japan — 18.8%
34,600	Ahresty Corp. (Automobiles & Components)*	235,929
10,300	Alfresa Holdings Corp. (Health Care Equipment & Services)	425,649
19,600	Alps Electric Co. Ltd. (Technology Hardware & Equipment)*	112,226
42,000	AMADA Co. Ltd. (Capital Goods)	280,550
26,900	ASKUL Corp. (Retailing)	491,501
7,200	Benesse Holdings, Inc. (Consumer Services)	302,729
48,600	CMK Corp. (Technology Hardware & Equipment)*	372,296
38,200	Cosel Co. Ltd. (Capital Goods)	499,715
177,000	Daikyo, Inc. (Real Estate)*	365,856
226,000	DIC Corp. (Materials)	401,962
17,600	Don Quijote Co. Ltd. (Retailing)	393,104
6,400	Dydo Drinco, Inc. (Food, Beverage & Tobacco)	212,371
74	EPS Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	277,531

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
11,200	FP Corp. (Materials)	$539,816
4,000	Funai Electric Co. Ltd. (Consumer Durables & Apparel)	198,501
21,200	Hitachi Chemical Co. Ltd. (Materials)	452,011
40,200	Hitachi Transport System Ltd. (Transportation)	531,991
113,000	J. Front Retailing Co. Ltd. (Retailing)	538,148
8,500	Mabuchi Motor Co. Ltd. (Technology Hardware & Equipment)	464,758
91,000	Maeda Corp. (Capital Goods)	248,563
16,300	Mimasu Semiconductor Industry Co. Ltd. (Semiconductors & Semiconductor Equipment)	194,161
115,000	Mitsubishi Materials Corp. (Materials)*	298,387
87,000	Mitsui Chemicals, Inc. (Materials)	232,606
67,000	Mitsui Mining & Smelting Co. Ltd. (Materials)*	176,509
139	MTI Ltd. (Software & Services)	297,882
40,000	Nachi-Fujikoshi Corp. (Capital Goods)	113,035
42,000	NGK Spark Plug Co. Ltd. (Automobiles & Components)	487,483
42,100	Nichii Gakkan Co. (Health Care Equipment & Services)	389,657
102	Nihon M&A Center, Inc. (Commercial & Professional Services)	399,863
85,000	Nippon Denko Co. Ltd. (Materials)	516,063
14,000	Nipro Corp. (Health Care Equipment & Services)	294,428
83,100	Pioneer Corp. (Consumer Durables & Apparel)*(a)	323,097
155,000	Press Kogyo Co. Ltd. (Automobiles & Components)	281,877
15,700	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	494,141
50,000	Sapporo Hokuyo Holdings, Inc. (Banks)	202,154
46,100	Showa Corp. (Automobiles & Components)	256,230
135	So-net M3, Inc. (Health Care Equipment & Services)	447,043
13,800	Taikisha Ltd. (Capital Goods)	197,343
24,000	Taiyo Yuden Co. Ltd. (Technology Hardware & Equipment)	368,400
8,500	Takata Corp. (Automobiles & Components)	187,016
316	T-Gaia Corp. (Retailing)	499,828
84,000	The Awa Bank Ltd. (Banks)	460,395
66,000	The Higo Bank Ltd. (Banks)	359,163
23,000	The Japan Steel Works Ltd. (Capital Goods)	282,565
86,000	The Ogaki Kyoritsu Bank Ltd. (Banks)	293,848
75,700	The Sankei Building Co. Ltd. (Real Estate)	466,286
21,100	THK Co. Ltd. (Capital Goods)	416,529
138,000	Tokai Tokyo Financial Holdings, Inc. (Diversified Financials)	519,623

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
72,000	Tokuyama Corp. (Materials)	$382,045
9,400	Toyo Tanso Co. Ltd. (Capital Goods)	491,144
87,000	Tsubakimoto Chain Co. (Capital Goods)	387,482
6,400	Union Tool Co. (Capital Goods)	179,281
32,200	Warabeya Nichiyo Co. Ltd. (Food, Beverage & Tobacco)	392,771
317	Works Applications Co. Ltd. (Software & Services)	196,000
12,700	Xebio Co. Ltd. (Retailing)	238,292
7,000	Yamato Kogyo Co. Ltd. (Materials)	219,960
29,000	Yamazaki Baking Co. Ltd. (Food, Beverage & Tobacco)	351,932
44,200	Yokogawa Electric Corp. (Technology Hardware & Equipment)	356,602
163	Zappallas, Inc. (Software & Services)	244,698

		20,241,026

Luxembourg — 2.4%
14,325	Millicom International Cellular SA SDR (Telecommunication Services)	1,025,225
672,362	Regus PLC (Commercial & Professional Services)	953,902
25,277	SES SA FDR (Media)	554,435

		2,533,562

Netherlands — 2.7%
24,424	Eurocommercial Properties NV CVA (REIT)	953,290
8,430	Fugro NV CVA (Energy)	499,945
11,283	Koninklijke Vopak NV (Transportation)*	845,125
28,255	QIAGEN NV (Pharmaceuticals, Biotechnology & Life Sciences)*(a)	617,761

		2,916,121

Papua New Guinea — 0.5%
113,419	Oil Search Ltd. (Energy)	524,792

Singapore — 0.5%
103,000	Singapore Exchange Ltd. (Diversified Financials)	580,953

South Korea — 3.1%
42,160	Daehan Steel Co. Ltd. (Materials)*	481,486
75,650	Daesang Corp. (Food, Beverage & Tobacco)*	439,591
41,800	Hansol Paper Co. Ltd. (Materials)*	349,321
12,650	Hanwha Corp. (Materials)*	506,971
13,690	Hyundai Development Co. (Capital Goods)*	422,358
34,890	Kangwon Land, Inc. (Consumer Services)*	474,550
6,240	Kolon Corp. (Materials)	230,962
52,430	Korean Reinsurance Co. Ltd. (Insurance)	455,000

		3,360,239

Spain — 1.6%
42,282	Grifols SA (Pharmaceuticals, Biotechnology & Life Sciences)	644,530
40,619	Viscofan SA (Food, Beverage & Tobacco)	1,055,890

		1,700,420

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Sweden — 0.9%
126,414	Hufvudstaden AB Class A (Real Estate)	$927,720

Switzerland — 4.8%
91,291	Clariant AG (Registered) (Materials)*	1,001,955
7,496	Geberit AG (Registered) (Capital Goods)	1,319,283
2,663	Kuoni Reisen Holding AG (Registered) (Consumer Services)	990,786
359	Lindt & Spruengli AG (Food, Beverage & Tobacco)	774,095
16,210	Panalpina Welttransport Holding AG (Registered) (Transportation)	1,127,241

		5,213,360

Taiwan — 0.4%
1,018,000	Eva Airways Corp. (Transportation)*	401,064

United Kingdom — 21.3%
138,828	Amlin PLC (Insurance)	858,890
86,466	ASOS PLC (Retailing)*	595,115
76,000	Aveva Group PLC (Software & Services)	1,320,962
95,151	Charter International PLC (Capital Goods)	1,052,264
21,446	Chemring Group PLC (Capital Goods)	1,100,013
79,888	Close Brothers Group PLC (Diversified Financials)	877,892
150,729	CSR PLC (Semiconductors & Semiconductor Equipment)*	1,076,349
54,211	Derwent London PLC (REIT)	1,128,394
211,174	Gem Diamonds Ltd. (Materials)*	787,207
135,188	Greene King PLC (Consumer Services)	956,977
163,306	Halfords Group PLC (Retailing)	987,084
213,758	Healthcare Locums PLC (Health Care Equipment & Services)	914,506
46,620	Homeserve PLC (Commercial & Professional Services)	1,207,482
142,197	John Wood Group PLC (Energy)	767,920
224,320	Lamprell PLC (Energy)	681,362
141,945	Micro Focus International PLC (Software & Services)	1,155,928
49,416	Schroders PLC (Diversified Financials)(b)	976,575
367,406	SIG PLC (Capital Goods)*	668,353
29,667	SOCO International PLC (Energy)*	680,912
400,065	Southern Cross Healthcare Ltd. (Health Care Equipment & Services)*	970,914
110,297	Travis Perkins PLC (Capital Goods)*	1,288,145
101,918	Virgin Media, Inc. (Media)(a)	1,446,217
431,876	William Hill PLC (Consumer Services)	1,369,809

		22,869,270

TOTAL COMMON STOCKS		$95,573,564

Shares	Description	Value
Exchange Traded Funds — 8.5%
Canada — 8.5%
144,639	iShares CDN S&P/TSX 60 Index Fund	$2,210,335
265,700	iShares CDN S&P/TSX Completion Index Fund	4,462,915
133,100	iShares CDN S&P/TSX SmallCap Index Fund	1,724,045
31,038	iShares MSCI Canada Index Fund	758,569

TOTAL EXCHANGE TRADED FUNDS		$9,155,864

Shares	Rate	Value
Short-term Investment(c) — 2.6%
JPMorgan U.S. Government Money Market Fund — Capital Shares
2,811,384	0.043%	$2,811,384

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$107,540,812

Securities Lending Reinvestment Vehicle(c)(d) — 3.3%
Boston Global Investment Trust — Enhanced Portfolio
3,503,102	0.139%	$3,499,599

TOTAL INVESTMENTS — 103.2%		$111,040,411

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.2)%		(3,413,185)

NET ASSETS — 100.0%		$107,627,226

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.
(c) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2010.
(d) Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
CDN	— Canadian
CVA	— Dutch Certification
FDR	— Fiduciary Depositary Receipt
REIT	— Real Estate Investment Trust
SDR	— Swedish Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At January 31, 2010, the following futures contracts were open:

	Number of
	Contracts	Expiration		Unrealized
Type	Long	Date	Value	Loss

Dow Jones STOXX Small 200 Index	38	March 2010	$1,589,040	$(5,615)

TAX INFORMATION — At January 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$109,219,979

Gross unrealized gain	7,058,370
Gross unrealized loss	(5,237,938)

Net unrealized security gain	$1,820,432

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND
Schedule of Investments
January 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 90.0%
Belgium — 0.3%
9,782	Telenet Group Holding NV (Telecommunication Services)*	$281,427

Bermuda — 0.5%
68,568	Hiscox Ltd. (Insurance)	373,647

Denmark — 1.6%
5,837	Carlsberg A/S Class B (Food, Beverage & Tobacco)	435,343
12,370	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	836,959

		1,272,302

Finland — 3.6%
138,958	Nokia Oyj (Technology Hardware & Equipment)	1,906,795
12,155	Nokian Renkaat Oyj (Automobiles & Components)	293,872
31,606	Sampo Oyj Class A (Insurance)	763,480

		2,964,147

France — 5.7%
6,963	Air Liquide SA (Materials)	738,521
6,504	Alstom SA (Capital Goods)	434,272
32,118	AXA SA (Insurance)	661,336
16,513	Compagnie Generale de Geophysique-Veritas (Energy)*	403,860
47,418	Safran SA (Capital Goods)	926,072
17,452	Societe Generale (Banks)	1,009,724
9,096	Sodexo (Consumer Services)*	498,221

		4,672,006

Germany — 4.4%
19,550	Bayer AG (Pharmaceuticals, Biotechnology & Life Sciences)	1,336,245
18,380	Daimler AG (Registered) (Automobiles & Components)	845,567
7,307	Hamburger Hafen und Logistik AG (Transportation)	271,036
23,367	Henkel AG & Co. KGaA Preference Shares (Household & Personal Products)	1,191,598

		3,644,446

Greece — 0.8%
32,600	Alpha Bank AE (Banks)*	312,900
25,310	Hellenic Exchanges SA (Diversified Financials)	269,409
9,390	Jumbo SA (Retailing)	98,582

		680,891

Hong Kong — 2.4%
316,000	BOC Hong Kong (Holdings) Ltd. (Banks)	656,753
93,000	Kerry Properties Ltd. (Real Estate)	411,367
70,000	Sun Hung Kai Properties Ltd. (Real Estate)	895,908

		1,964,028

Ireland — 1.2%
34,034	Kerry Group PLC Class A (Food, Beverage & Tobacco)	1,010,022

Shares	Description	Value
Common Stocks — (continued)
Italy — 5.5%
48,960	Banca Popolare Di Milano Scarl (Banks)	$317,850
58,107	Eni SpA (Energy)	1,350,485
62,112	Mediobanca SpA (Diversified Financials)*	678,837
122,316	Snam Rete Gas SpA (Utilities)	575,557
424,965	UniCredit SpA (Banks)*	1,171,887
29,849	Unione di Banche Italiane ScpA (Banks)	409,710

		4,504,326

Japan — 21.6%
53,000	Ajinomoto Co., Inc. (Food, Beverage & Tobacco)	502,146
83,000	Daiwa Securities Group, Inc. (Diversified Financials)	415,062
18,700	Denso Corp. (Automobiles & Components)	549,396
10,200	East Japan Railway Co. (Transportation)	684,806
26,200	FUJIFILM Holdings Corp. (Technology Hardware & Equipment)	839,150
19,000	Honda Motor Co. Ltd. (Automobiles & Components)	643,893
137,000	J. Front Retailing Co. Ltd. (Retailing)	652,445
11,000	JFE Holdings, Inc. (Materials)	382,477
15,000	Kirin Holdings Co. Ltd. (Food, Beverage & Tobacco)	228,647
36,800	Komatsu Ltd. (Capital Goods)	740,517
6,800	Kyocera Corp. (Technology Hardware & Equipment)	615,444
7,300	Mabuchi Motor Co. Ltd. (Technology Hardware & Equipment)	399,145
288,000	Mazda Motor Corp. (Automobiles & Components)*	781,271
28,100	Mitsubishi Corp. (Capital Goods)	679,492
66,000	Mitsubishi Electric Corp. (Capital Goods)*	514,356
25,000	Mitsubishi Estate Co. Ltd. (Real Estate)	404,733
125,000	Mitsubishi Materials Corp. (Materials)*	324,334
48,000	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals, Biotechnology & Life Sciences)	679,985
108,200	Mitsubishi UFJ Financial Group, Inc. (Banks)	556,805
32,500	Mitsui & Co. Ltd. (Capital Goods)	478,025
34,000	Mitsui OSK Lines Ltd. (Transportation)	211,940
19,400	Mitsui Sumitomo Insurance Group Holdings, Inc. (Insurance)	485,590
1,600	Nintendo Co. Ltd. (Software & Services)	446,084
67,000	Nippon Oil Corp. (Energy)	313,075
550	NTT DoCoMo, Inc. (Telecommunication Services)	823,299
3,020	ORIX Corp. (Diversified Financials)	226,080
38,900	Panasonic Corp. (Consumer Durables & Apparel)	607,786
10,900	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	343,066
6,200	Shin-Etsu Chemical Co. Ltd. (Materials)	324,262

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
30,000	Sumitomo Metal Mining Co. Ltd. (Materials)	$417,481
17,900	Sumitomo Mitsui Financial Group, Inc. (Banks)	577,760
66,000	The Bank of Yokohama Ltd. (Banks)	312,043
51,000	Tokuyama Corp. (Materials)	270,615
86,000	Toshiba Corp. (Technology Hardware & Equipment)*	469,890
13,800	Toyota Motor Corp. (Automobiles & Components)	530,796
33,500	Yokogawa Electric Corp. (Technology Hardware & Equipment)	270,275

		17,702,171

Luxembourg — 1.4%
297,408	Regus PLC (Commercial & Professional Services)	421,943
32,412	SES SA FDR (Media)	710,937

		1,132,880

Netherlands — 2.1%
103,789	Koninklijke KPN NV (Telecommunication Services)	1,718,592

Singapore — 0.7%
30,000	DBS Group Holdings Ltd. (Banks)	302,257
53,000	Wilmar International Ltd. (Food, Beverage & Tobacco)	247,263

		549,520

Sweden — 0.7%
4,898	Scania AB Class B (Capital Goods)	60,176
61,266	Swedbank AB Class A (Banks)*	527,160

		587,336

Switzerland — 12.4%
20,600	Compagnie Financiere Richemont SA Class A (Consumer Durables & Apparel)	697,740
136	Lindt & Spruengli AG (Food, Beverage & Tobacco)	293,251
17,308	Nestle SA (Registered) (Food, Beverage & Tobacco)	820,429
37,166	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	1,988,935
12,588	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	2,111,901
1,836	Straumann Holding AG (Registered) (Health Care Equipment & Services)	487,013
3,912	Syngenta AG (Registered) (Materials)	1,001,112
4,658	Synthes, Inc. (Health Care Equipment & Services)	592,967
129,373	UBS AG (Registered) (Diversified Financials)*	1,687,282
29,595	Xstrata PLC (Materials)*	480,219

		10,160,849

United Kingdom — 25.1%
58,952	Amlin PLC (Insurance)	364,720
21,922	Anglo American PLC (Materials)*	804,341
58,180	ASOS PLC (Retailing)*	400,432

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — (continued)
191,300	Barclays PLC (Banks)	$817,618
74,746	BG Group PLC (Energy)	1,374,116
276,800	BP PLC (Energy)	2,582,556
1,462	Charter International PLC (Capital Goods)	16,168
59,716	Cookson Group PLC (Capital Goods)*	404,808
214,401	HSBC Holdings PLC (Banks)	2,295,284
35,781	Imperial Tobacco Group PLC (Food, Beverage & Tobacco)	1,153,859
66,948	Invensys PLC (Capital Goods)	327,376
67,129	John Wood Group PLC (Energy)	362,523
46,519	Liberty International PLC (REIT)	336,524
164,990	Reed Elsevier PLC (Media)	1,313,303
23,535	Rio Tinto PLC (Materials)	1,147,688
19,863	Schroders PLC (Diversified Financials)	392,539
216,668	SIG PLC (Capital Goods)*	394,143
46,958	Smiths Group PLC (Capital Goods)	745,338
22,780	SOCO International PLC (Energy)*	522,843
46,685	SSL International PLC (Health Care Equipment & Services)	578,507
169,694	Standard Life PLC (Insurance)	528,058
156,003	Tesco PLC (Food & Staples Retailing)	1,055,802
45,173	The Berkeley Group Holdings PLC (Consumer Durables & Apparel)*	574,098
32,074	Tullow Oil PLC (Energy)	587,497
707,940	Vodafone Group PLC (Telecommunication Services)	1,512,450

		20,592,591

TOTAL COMMON STOCKS		$73,811,181

Exchange Traded Fund(a) — 4.9%
Australia — 4.9%
191,788	iShares MSCI Australia Index Fund	$4,046,727

Shares	Rate	Value
Short-term Investment(b) — 4.7%
JPMorgan U.S. Government Money Market Fund — Capital Shares
3,874,032	0.043%	$3,874,032

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$81,731,940

Securities Lending Reinvestment Vehicle(b)(c) — 4.1%
Boston Global Investment Trust — Enhanced Portfolio
3,398,793	0.139%	$3,395,394

TOTAL INVESTMENTS — 103.7%		$85,127,334

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.7)%		(3,076,564)

NET ASSETS — 100.0%		$82,050,770

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)

* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2010.
(c) Represents an affiliated issuer.

Investment Abbreviations:
FDR	— Fiduciary Depositary Receipt
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At January 31, 2010, the following futures contracts were open:

	Number of
	Contracts	Expiration		Unrealized
Type	Long	Date	Value	Loss

SPI 200 Index	25	March 2010	$2,513,512	$(81,296)

TAX INFORMATION — At January 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$81,883,045

Gross unrealized gain	5,717,298
Gross unrealized loss	(2,473,009)

Net unrealized security gain	$3,244,289

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS
Schedule of Investments
January 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities traded on a foreign securities exchange are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the trustees consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the United States (“U.S.”) securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchanges. While the independent fair value service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by Goldman Sachs Asset Management International (“GSAMI”) by taking into consideration market or security specific information as discussed below.
     Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in equity securities and investment companies traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value. If accurate quotations are not readily available, or if GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) on the valuation date. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS
Schedule of Investments (continued)
January 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”), establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
     Level 1—Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
     Level 2—Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;
     Level 3—Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.
     The following is a summary of the Funds’ investments categorized in the fair value hierarchy:
Concentrated International Equity

	Level 1	Level 2		Level 3

Assets
Common Stock and/or Other Equity Investments	$11,032,599	$195,778,304	(a)	$—
Securities Lending Reinvestment Vehicle	—	12,844,426		—
Short-term Investment	12,711,745	—		—

Total	$23,744,344	$208,622,730		$—

Liabilities
Derivatives	$(189,365)	$—		$—

International Small Cap

	Level 1	Level 2		Level 3

Assets
Common Stock and/or Other Equity Investments	$10,804,930	$93,924,498	(a)	$—
Securities Lending Reinvestment Vehicle	—	3,499,599		—
Short-term Investment	2,811,384	—		—

Total	$13,616,314	$97,424,097		$—

Liabilities
Derivatives	$(5,615)	$—		$—

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS
Schedule of Investments (continued)
January 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
Strategic International Equity

	Level 1	Level 2		Level 3

Assets
Common Stock and/or Other Equity Investments	$4,046,727	$73,811,181	(a)	$—
Securities Lending Reinvestment Vehicle	—	3,395,394		—
Short-term Investment	3,874,032	—		—

Total	$7,920,759	$77,206,575		$—

Liabilities
Derivatives	$(81,296)	$—		$—

(a) To adjust for the time difference between local market close and the calculation of net asset value, the Funds utilize fair value model prices for international equities provided by an independent fair value service resulting in a Level 2 classification.
Foreign Currency Translations — The books and records of the Funds are accounted for in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon 4:00 p.m. Eastern Time exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions as of 4:00 p.m. Eastern Time.
     Net realized and unrealized gain (loss) on foreign currency transactions represents: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment security transactions and forward foreign currency exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on equity securities and derivative instruments is included with the net realized and change in unrealized gain (loss) on investments on the Statements of Operations. The effect of changes in foreign currency exchange rates on fixed income securities sold during the period is included with the net realized gain (loss) on foreign currency related transactions, while the effect of changes in foreign currency exchange rates on fixed income securities held at period end is included with the net change in unrealized gain (loss) on investments on the Statements of Operations. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized gain (loss) on foreign currency related transactions.
Futures Contracts — The Funds may purchase or sell futures contracts to hedge against changes in interest rates, securities prices, currency exchange rates, or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in unrealized gains or losses. The Funds recognize a realized gain or loss when a contract is closed or expires.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover their obligations under these contracts.
Investments in Derivatives — The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS
Schedule of Investments (continued)
January 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.
     GAAP requires enhanced disclosures about the Funds’ derivatives and hedging activities. The following tables set forth the gross value of the Funds’ derivative contracts for trading activities by certain risk types as of January 31, 2010. The values in the tables below exclude the effects of cash received or posted pursuant to derivative contracts, and therefore are not representative of the Funds’ net exposure.

		Derivative
Risk	Fund	Liabilities

Equity	Concentrated International Equity	$(189,365)

Equity	International Small Cap	(5,615)

Equity	Strategic International Equity	(81,296)

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS
Schedule of Investments (continued)
January 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman, Sachs & Co. (“Goldman Sachs”), to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.
     The Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust (“Enhanced Portfolio”), a Delaware statutory trust. The Enhanced Portfolio, deemed an affiliate of the Trust, is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended (the “Act”), and is managed by Goldman Sachs Asset Management, L.P. (“GSAM”), for which GSAM may receive an investment advisory fee of up to 0.10% on an annualized basis of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests primarily in short-term investments, but is not a “money market fund” subject to the requirements of Rule 2a-7 of the Act. The Funds’ investment of cash collateral in the Enhanced Portfolio is subject to a net asset value that may fall or rise due to market and credit conditions.
     Both the Funds and GSAL receive compensation relating to the lending of the Funds’ securities.
Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories (each a “Foreign Custodian”) appointed by the Fund’s custodian. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries. In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy.
Issuer Concentration Risk — The Concentrated International Equity Fund intends to invest in a relatively small number of issuers. As a result, it may be subject to greater risks than a fund that invests in a greater number of issuer. A change in the value of any single investment held by the Fund may affect the overall value of the Fund more than it would affect a mutual fund that holds more investments. In particular, the Fund may be more susceptible to adverse developments affecting any single issuer in the Fund and may be susceptible to greater losses because of these developments.
Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the president and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT

Date	March 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT

Date	March 31, 2010

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	March 31, 2010

* Print the name and title of each signing officer under his or her signature.